SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 22. SUBSEQUENT EVENTS

On August 12, 2017, Board of the Company approved to settle unpaid compensation of management for fiscal year 2017 based on the closing stock price on August 11, 2017. Total payable amount to management was $232,545, and shares to be issued will be 219,381 shares at a price of 1.06 per share. As of the report date, the shares have not been issued yet.

On July 5, 2017, the Company borrowed ¥210,000 ($30,985) from a shareholder’s family member bearing no interest, due by December 31, 2017 to supplement the Company’s working capital.

On July 26, 2017, the Company borrowed ¥800,000 ($118,039) from a shareholder’s family member bearing no interest, due by December 31, 2017 to supplement the Company’s working capital.

On August 15, 2017, the Company borrowed ¥3,000,000 ($442,646) from a third party bearing no interest, due by August 14, 2018 to supplement the Company’s working capital.

On August 17, 2017, the Company borrowed ¥600,000 ($88,529) from a third party bearing no interest, due by August 16, 2018 to supplement the Company’s working capital.

On August 22, 2017, the Company borrowed ¥1,000,000 ($147,549) from a third party bearing no interest, due by August 21, 2018 to supplement the Company’s working capital.

On August 25, 2017, the Company borrowed ¥2,000,000 ($295,098) from a founder bearing an annual interest of 5.65%, due by September 24, 2017 to supplement the Company’s working capital. As of September 24, 2017, the Company repaid ¥2,000,000 ($295,098) with an interest of ¥9,739 ($1,437).

On August 31, 2017, the Company borrowed ¥2,100,000 ($309,852) from a shareholder’s family member bearing no interest, due by August 30, 2018 to supplement the Company’s working capital.